Personnel expenses - Average number of employees (Details) - employee	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Personnel expense
Average number employees, women	127	123	120
Average number employees, men	129	125	121
Total average number of employees	256	248	241